UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22434

del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Dive West, Suite 655
Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Corporation Service Company

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC
6701 Center Dive West, Suite 655
Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments.

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS

July 31, 2011

	Number of Shares	Market Value	% of Net Assets
Common Stock

Belgium (Cost $171,214)
Belgacom SA	4,900	$ 171,257
		171,257	3.0%
Canada (Cost $378,543)
Barrick Gold Corp	3,600	171,252
Kinross Gold Corp	3,000	49,020
Nexen Inc	3,700	86,210
Suncor Energy Inc	2,100	80,262
		386,744	6.9%
China (Cost $204,246)
Guangshen Railway Co Ltd, Class H	56,000	21,915
Huaneng Power International Inc, Class H	320,000	157,256
		179,171	3.2%
Finland (Cost $319,456)
Nokia OYJ	30,600	178,328
Stora Enso OYJ, Class R	12,000	103,623
		281,951	5.0%
France (Cost $348,887)
Alcatel-Lucent *	22,300	88,273
Sanofi	2,100	163,809
Societe Generale SA	1,200	59,889
		311,971	5.5%
Hong Kong (Cost $99,394)
Chaoda Modern Agriculture Holdings Ltd	130,000	52,042
China Mobile Ltd	5,000	49,752
		101,794	1.8%
Italy (Cost $256,385)
Intesa Sanpaolo SpA	25,300	58,744
Telecom Italia SpA - RSP	161,000	173,032
		231,776	4.1%
Japan (Cost $1,409,491)
Dai Nippon Printing Co Ltd	14,000	159,307
FUJIFILM Holdings Corp	5,300	160,618
Hachijuni Bank Ltd	9,000	50,037
Mabuchi Motor Co Ltd	3,400	176,220
MS&AD Insurance Group Holdings	2,600	65,250
Nintendo Co Ltd	900	143,680
Rohm Co Ltd	2,000	116,908
Sega Sammy Holdings Inc	4,200	90,401
Sekisui House Ltd	12,000	114,570
Seven & I Holdings Co Ltd	6,200	176,778
Shiseido Co Ltd	5,500	105,737
Sumitomo Mitsui Trust Holdings Inc	18,000	66,404
		1,425,910	25.3%

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS (continued)

July 31, 2011

	Number of Shares	Market Value	% of Net Assets
Common Stock (continued)

Netherlands (Cost $340,889)
Aegon NV *	9,700	$ 55,971
Royal Dutch Shell PLC, Class B	4,500	165,415
Wolters Kluwer NV	5,400	112,270
		333,656	5.9%
South Africa (Cost $287,971)
AngloGold Ashanti Ltd	2,700	113,476
Gold Fields Ltd	7,100	110,015
Impala Platinum Holdings Ltd	2,200	56,399
		279,890	5.0%
South Korea (Cost $159,939)
SK Telecom Co Ltd ADR	8,800	140,096
		140,096	2.4%
Spain (Cost $255,703)
Banco Popular Espanol SA	11,500	59,666
Indra Sistemas SA	9,400	186,788
		246,454	4.4%
Switzerland (Cost $178,024)
Novartis AG (Registered)	2,800	172,546
		172,546	3.0%
United Kingdom (Cost $776,150)
AstraZeneca PLC	1,700	82,957
BAE Systems PLC	33,000	164,664
BP PLC	14,400	108,962
Home Retail Group PLC	74,200	165,149
Lloyds Banking Group PLC *	78,700	55,998
Tesco PLC	17,500	110,143
		687,873	12.2%
United States (Cost $163,598)
Newmont Mining Corp	3,000	166,830
		166,830	3.0%
Total Common Stock (Cost $5,349,890)		5,117,919	90.7%

Investment Companies
Investment Companies
Northern Institutional Funds- Treasury Portfolio	599,652	599,652	10.6%
Total Investment Companies (Cost $599,652)
Total Value of Investments (Total Cost $5,949,542)		5,717,571	101.3%
Liabilities less Other Assets		(73,153)	(1.3)%
Net Assets		$ 5,644,418	100.0%

*    Non-Income Producing Security

Percentages shown are based on Net Assets.

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS (continued)

July 31, 2011

Federal Tax Information:

At July 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,949,542
Gross tax appreciation of investments	$101,717
Gross tax depreciation of investments	(333,688)
Net tax depreciation of investments	$(231,971)

At July 31, 2011, the industry sectors for the del Rey Monarch Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.4%
Consumer Staples	8.7
Energy	8.6
Financials	9.2
Health Care	8.2
Industrials	10.2
Information Technology	17.1
Materials	15.1
Telecommunication Services	10.4
Utilities	3.1
Total	100.0%

At July 31, 2011, the del Rey Monarch Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Japanese Yen	27.9%
Euro	27.6
British Pound	16.7
U.S. Dollar	13.5
Hong Kong Dollar	5.5
South African Rand	5.5
All other currencies less than 5%	3.3
Total	100.0%

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS (continued)

July 31, 2011

Various inputs are used in determining the value of the del Rey Monarch Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the del Rey Monarch Fund’s investments, which are carried at fair value, as of July 31, 2011.

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Common Stock
Consumer Discretionary	$482,389	$-	$-	$482,389
Consumer Staples	444,701	-	-	444,701
Energy	440,849	-	-	440,849
Financials	471,959	-	-	471,959
Health Care	419,313	-	-	419,313
Industrials	522,106	-	-	522,106
Information Technology	874,594	-	-	874,594
Materials	770,614	-	-	770,614
Telecommunication Services	534,137	-	-	534,137
Utilities	157,256	-	-	157,256
Investment Companies	599,652	-	-	599,652
Total Investments	$5,717,571	$-	$-	$5,717,571

Item 2.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

del Rey Global Investors Funds

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date:	September 27, 2011

By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, Chief Financial Officer
(Principal Financial Officer)

Date:	September 27, 2011